Label	Element	Value
First Investors Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 183 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-56 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  From the Fund’s inception date, April 6, 2015 to the Fund’s fiscal year end, September 30, 2015, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses expected to be incurred for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee limitation/expense reimbursement arrangement through January 31, 2017).  Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies principally engaged in the real estate industry and/or investments that provide exposure to such companies.  For purposes of this 80% policy, other equity securities may include, without limitation, preferred stock, equity-based exchange-traded funds (ETFs) and instruments that are convertible into common stock.

The Fund will normally invest its assets primarily in securities issued by real estate investment trusts (“REITs”) listed on a U.S. stock exchange.  Currently, the Fund intends to invest only in U.S. exchange-listed REITs. The Fund typically will invest in equity REITs (i.e., REITs that directly own real estate), mortgage REITs (i.e., REITs that lend money directly to real estate owners and/or operators or invest in long-term mortgage pools) or hybrid REITs (i.e., REITs that participate in both equity and mortgage investing).

Although the Fund currently intends to invest exclusively in REITs, the Fund may, to a lesser extent, invest in securities of other companies principally engaged in the real estate industry.  An issuer is principally “engaged in” the real estate industry if at least 50% of its assets, gross income or net profits is attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry.  The Fund may invest in REITs and real estate companies of any market capitalization.

The Fund generally uses a “bottom-up” approach in selecting investments that entails performing fundamental analyses to identify securities that the Fund’s adviser believes can achieve superior returns, with a focus on companies with high, consistent return on invested capital, recurring operating income and strong capital structure.  The Fund will generally consider investments that meet one or more of the following criteria: discount to intrinsic value, attractive valuation relative to industry peers or the presence of a potential stock-specific catalyst.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investment opportunities become more attractive.

The Fund will concentrate its investments in the real estate industry.  The Fund is non-diversified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in the real estate industry.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  The Fund is intended for investors who:

■       Are seeking total return,

■       Want exposure to the real estate industry,

■       Are willing to accept a high degree of investment risk, and

■       Have a long term investment horizon and are willing to ride out market cycles.

Here are the principal risks of investing in the Fund:

Industry Concentration Risk. The Fund’s strategy of concentrating its investments in issuers engaged in the real estate industry means that the Fund’s performance will be closely tied to the performance of that market segment.  The Fund will be more susceptible to adverse economic, market, political or regulatory occurrences affecting the real estate industry than a less concentrated fund.

Interest Rate Risk.  In general, when interest rates rise, the market values of real estate and real estate companies decline, and when interest rates decline, the market values of real estate and real estate companies increase.  As of the date of this prospectus, interest rates are near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates.

Liquidity Risk.  The Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements.  Liquidity risk is heightened for real estate companies and REITs with smaller market capitalizations, limited investments, larger amounts of debt, or higher levels of exposure to sub-prime mortgages.

Market Risk.  The prices of equity securities, including securities issued by REITs,  may decline or experience volatility over short or even extended periods not only because of issuer-specific developments, but also due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Mid-Size and Small-Size Issuers Risk.  The market risk associated with securities of mid- and small-size companies is generally greater than that associated with securities of larger, more established issuers because securities of mid- and small-size issuers tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell securities of mid-to small-size issuers at reasonable prices.

Non-Diversification Risk.  The Fund is non-diversified and, as such, its assets may be invested in a limited number of issuers. This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.

Prepayment and Extension Risk.  When interest rates decline, borrowers tend to refinance their mortgages.  When this occurs, mortgages may suffer a higher rate of prepayment and a mortgage or hybrid REIT’s income and share price may decline.  Conversely, when interest rates rise, borrowers tend to repay their mortgages less quickly, which generally increases a mortgage or hybrid REIT’s sensitivity to interest rates and its potential for price declines.

Real Estate Investments Risk.  The Fund is subject to the risks related to investments in real estate,  including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REIT Risk.  In addition to the risks associated with the real estate industry, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free pass through of net income and gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types.  As a result, investments in REITs may be volatile.  REITs are pooled investment vehicles with their own fees and expenses, and the Fund will indirectly bear a proportionate share of those fees and expenses.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not provided because the Fund commenced operations on April 6, 2015 and it does not have a full calendar year of performance as of the date of this prospectus.  When available performance for the Fund can be accessed by visiting www.forestersfinancial.com or by calling 1 (800) 423-4026.  Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not provided because the Fund commenced operations on April 6, 2015 and it does not have a full calendar year of performance as of the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.forestersfinancial.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
First Investors Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 714
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,057
First Investors Real Estate Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.66%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 419
First Investors Real Estate Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 379

[1]	1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
[2]	Expenses are based on estimated expenses expected to be incurred for the current fiscal year.
[3]	The Adviser has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2017, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.45% for Class A, 1.12% for Advisor Class and 1.00% for Institutional Class shares. The Adviser can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser, provided that such repayment does not cause the expenses of the Fund's Class A, Advisor Class or Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed. The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2017, only with the approval of the Fund's Board of Trustees.